Other Financial Liabilities - Summary of Other Financial Liabilities (Parenthetical) (Detail) R$ in Thousands	Sep. 30, 2020 BRL (R$)
Disclosure of financial liabilities [line items]
Other financial liabilities payable through acquistion and investment in associates and joint ventures	R$ 58,526
VPL Gesto Patrimonial e Participaes SA [Member] | Top of range [member] | Contractual Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Contractual contingent consideration	653,222
VPL Gesto Patrimonial e Participaes SA [Member] | Bottom of range [member] | Contractual Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Contractual contingent consideration	R$ 0